SCHEDULE OF CHANGE IN THE PRESENT VALUE OF THE DEFINED BENEFIT PLAN LIABILITY (Details) - CAD ($)	3 Months Ended	12 Months Ended
	Mar. 31, 2024	Dec. 31, 2023
Notes and other explanatory information [abstract]
Balance, opening	$ (91,533)	$ (86,016)
Interest costs	(1,166)	(4,638)
Current service cost	(1,473)	(5,860)
Actuary loss for change of assumptions	122	485
Translation differences	(914)	4,496
Balance, ending	$ (94,964)	$ (91,533)